Annual Total Returns- Vanguard Total Stock Market Index Fund (ETF) [BarChart] - ETF - Vanguard Total Stock Market Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.06%	16.41%	33.51%	12.56%	0.40%	12.68%	21.16%	(5.13%)	30.80%	20.95%